1. Organisation and principal activities (Details)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Euro Tech (Far East) Limited
Percentage of equity ownership	100.00%
Euro Tech (China) Limited
Percentage of equity ownership	100.00%
Euro Tech Trading (Shanghai) Limited
Percentage of equity ownership	100.00%
Shanghai Euro Tech Limited
Percentage of equity ownership	100.00%
Shanghai Euro Tech Environmental Engineering Company Limited
Percentage of equity ownership	100.00%
Chongqing Euro Tech Rizhi Technology Co., Ltd
Percentage of equity ownership	100.00%
Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd
Percentage of equity ownership	100.00%
Guangzhou Euro Tech Environmental Equipment Co., Ltd
Percentage of equity ownership	100.00%
Yixing Pact Environmental Technology Co., Ltd
Percentage of equity ownership	58.00%
Pact Asia Pacific Limited
Percentage of equity ownership	58.00%
Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Percentage of equity ownership	20.00%
Zhejaing Jia Huan Electronic Co. Ltd
Percentage of equity ownership	20.00%
Hangzhou Tianlan Environmental Engineering and Design Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership	100.00%		100.00%
Hangzhou Tianlan Environmental Protection Equipments Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership	51.00%		51.00%
Shihezi Tianlan Environmental Protection Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership	100.00%		100.00%
Da Tong Tianlan Environmental Protection Technology Service | ZHEJIANG TIANLAN
Percentage of equity ownership	100.00%		100.00%	[1]
Hangzhou Tianlan Environmental Testing Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership	100.00%	[2]	0.00%
Jinhua Jiahuan Puzhau | ZHEJIANG JIAHUAN
Percentage of equity ownership	0.00%	[3]	80.00%
Zhejiang Jiahuan Xinyu Environmental | ZHEJIANG JIAHUAN
Percentage of equity ownership	100.00%		100.00%

[1]	The Company was incorporated on November 10, 2014.
[2]	The Company was incorporated on October 28, 2015.
[3]	The Company has been deregistered on September 1, 2015.